Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Schedule of property, plant and equipment depreciation expense
Depreciation, cost of revenue	$ 150,107	$ 107,723
Depreciation, operating	61,716	75,844
Total depreciation expense	$ 211,823	$ 183,567